Options and Warrants - Schedule of Additional Information Relating to the Warrants Outstanding (Details) - Warrant [Member] - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Schedule of Additional Information Relating to the Options and Warrants Outstanding [Line Items]
Number Outstanding	5,488,640	5,546,973
Exercise Price for Shares Outstanding (in Dollars per share)	$ 6.42	$ 6.37
Number Exercisable	5,488,640	5,546,973
Exercise Price for Shares Exercisable (in Dollars per share)	$ 6.42	$ 6.37
Intrinsic Value (in Dollars)	$ 2,531,538	$ 10,626,018
Exercise Prices 1.93 [Member]
Schedule of Additional Information Relating to the Options and Warrants Outstanding [Line Items]
Number Outstanding		58,333
Remaining Contractual Life(Years)		1 year 8 months 26 days
Exercise Price for Shares Outstanding (in Dollars per share)		$ 1.93
Number Exercisable		58,333
Exercise Price for Shares Exercisable (in Dollars per share)		$ 1.93
Intrinsic Value (in Dollars)		$ 370,988
Exercise Prices 4.00 [Member]
Schedule of Additional Information Relating to the Options and Warrants Outstanding [Line Items]
Number Outstanding	30,000	30,000
Remaining Contractual Life(Years)	2 years 10 months 6 days	3 years 1 month 6 days
Exercise Price for Shares Outstanding (in Dollars per share)	$ 4	$ 4
Number Exercisable	30,000	30,000
Exercise Price for Shares Exercisable (in Dollars per share)	$ 4	$ 4
Intrinsic Value (in Dollars)	$ 86,400	$ 128,700
Exercise Prices 6.43 [Member]
Schedule of Additional Information Relating to the Options and Warrants Outstanding [Line Items]
Number Outstanding	5,433,640	5,433,640
Remaining Contractual Life(Years)	3 years 5 months 19 days	3 years 8 months 15 days
Exercise Price for Shares Outstanding (in Dollars per share)	$ 6.43	$ 6.43
Number Exercisable	5,433,640	5,433,640
Exercise Price for Shares Exercisable (in Dollars per share)	$ 6.43	$ 6.43
Intrinsic Value (in Dollars)	$ 2,445,138	$ 10,106,570
Exercise Prices 7.50 [Member]
Schedule of Additional Information Relating to the Options and Warrants Outstanding [Line Items]
Number Outstanding	25,000	25,000
Remaining Contractual Life(Years)	2 years 9 months 7 days	2 years 9 months 7 days
Exercise Price for Shares Outstanding (in Dollars per share)	$ 7.5	$ 7.5
Number Exercisable	25,000	25,000
Exercise Price for Shares Exercisable (in Dollars per share)	$ 7.5	$ 7.5
Intrinsic Value (in Dollars)		$ 19,760